N-2 - USD ($)				3 Months Ended
		Jul. 15, 2025	Jun. 25, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000830487
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-287133
Investment Company Act File Number		811-05497
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		15
Entity Registrant Name		Western Asset Municipal High Income Fund Inc.
Entity Address, Address Line One		One Madison Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
City Area Code		888
Local Phone Number		777‑0102
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

STOCKHOLDER TRANSACTION EXPENSES
Sales Load (percentage of offering price)	—	%(1)
Offering Expenses Borne by the Fund (percentage of offering price)	—	%(2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)(4)
(1)
The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.

(2)	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

(4)	The related Prospectus Supplement will disclose the offering price and the total stockholder transaction expenses as a percentage of the offering price.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]
Annual Expenses [Table Text Block]

Percentage of Net Assets Attributable to Common Stock
ANNUAL EXPENSES
Management Fees(5)	0.55%
Other Expenses(6)	0.11%
Interest and Related Expenses from Leverage(7)	0.05%

TOTAL ANNUAL EXPENSES	0.71%

(5)	The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
(6)	Expenses based on amounts incurred in the fiscal year ended October 31, 2024.
(7)
The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) into a special purpose entity, referred to as a TOB Trust. The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB Trust, are recognized as an interest expense of the Fund’s. For the year ended October 31, 2024, the average daily amount of Floaters outstanding was $2,988,005 and weighted average interest rate was 3.92%.

Management Fees [Percent]	[4]	0.55%
Interest Expenses on Borrowings [Percent]	[5]	0.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.11%
Total Annual Expenses [Percent]		0.71%
Expense Example [Table Text Block]
Example[1]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Stock, assuming (i) “Total Annual Expenses” of 0.71% of net assets attributable to Common Stock and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$7	$23	$40	$89
1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 7
Expense Example, Years 1 to 3	[7]	23
Expense Example, Years 1 to 5	[7]	40
Expense Example, Years 1 to 10	[7]	$ 89
Purpose of Fee Table , Note [Text Block]
The purpose of the following table and example is to help you understand all fees and expenses Common Stockholders would bear directly or indirectly. The table below is based on the capital structure of the Fund as of October 31, 2024 (except as noted below) and assumes the issuance of $75 million of additional shares of Common Stock.

Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Transaction Fees, Note [Text Block]		The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the fiscal year ended October 31, 2024.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to seek high current income exempt from federal income taxes. There can be no assurance the Fund will achieve its investment objective.
This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.
Investment Strategies
The Fund invests primarily in municipal obligations. However, the Fund may invest in municipal obligations of any maturity. Under normal market conditions, at least 80% of the Fund’s assets will be invested in municipal obligations. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade. Investment grade securities are those rated in the Baa/BBB categories or above by at least one NRSRO that provides such a rating or unrated securities that the Subadviser determined to be of comparable credit quality. The Fund will not invest in municipal obligations rated lower than Ba, MIG 1/VMIG or P-2 by Moody’s, BB, SP-1 or A-1 by S&P, or BB by Fitch. The Fund may invest in non-publicly traded municipal securities, zero-coupon municipal obligations and non-appropriation or other municipal lease obligations.
Municipal obligations are debt securities, the interest from which is, in the opinion of bond counsel to their issuer, excluded from gross income for regular federal income tax purposes. Municipal obligations may bear fixed, floating or variable rates of interest. Municipal obligations include “public purpose” obligations, which generate interest that is exempt from regular federal income tax and, for individual taxpayers, is not subject to the AMT. Municipal obligations also include qualified “private activity bonds”, which generate interest that is exempt from regular federal income tax but that may be subject to the AMT.
Municipal obligations include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, IDBs, residual interest bonds, TOB transactions, TRANs, BANs, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund particular projects, such as those relating to education, health care, transportation and utilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. TRANs are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. TRANs are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.
Municipal obligations also include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases, payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover the Fund’s exposure.
The Fund can invest in zero-coupon securities. Zero-coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero-coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero-coupon securities until maturity know at the time of their investment what the expected return on their investment will be.
The Fund may use a variety of derivative instruments for investment purposes, as well as for hedging or risk-management purposes. Generally, derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes.
Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (“VaR”) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Rule 18f-4 may limit the Fund’s ability to use derivatives as part of its investment strategy. Using derivatives also can have a leveraging effect and increase Fund volatility.
The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits Underlying Bonds into a special purpose entity, referred to as a TOB Trust. The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB Trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB Trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities, such as a Fixed Rate Bond. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB Trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
The Fund will make commitments to purchase when-issued municipal obligations only with the intention of acquiring the securities, but may sell these securities before the settlement date if the manager deems it advisable. Any gain realized on the sale would be taxable.
The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. If the Fund purchases securities on a when-issued or delayed delivery basis, it will segregate liquid assets, own positions covering its obligations or enter into offsetting transactions. To the extent the Fund covers its commitment under such portfolio management technique, such instrument will not be considered a senior security for the purposes of the 1940 Act.
The Fund may acquire stand-by commitments with respect to municipal obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.
Rule 18f-4 also permits the Fund to enter into stand-by commitments and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4.
Under a stand-by commitment a dealer agrees to purchase, at the Fund’s option, specified municipal obligations held by the Fund at a specified price and, in this respect, stand-by commitments are comparable to put options. A stand-by commitment entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Fund will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the Fund. The cost of entering into stand-by commitments will increase the cost of the underlying municipal obligation and similarly will decrease such security’s yield to investors. Gains, if any, realized in connection with stand-by commitments will be taxable.
Under normal conditions, the Fund may hold up to 20% of its assets in cash or money market instruments, including Taxable Investments. When the investment manager believes that long-term municipal obligations consistent with the Fund’s investment objective are unavailable, the Fund may take a temporary defensive posture and invest without limitation in short-term municipal obligations and Taxable Investments.
To protect against a decline in the value of municipal obligations it owns or an increase in the price of municipal obligations it proposes to purchase in the future, the Fund may engage in financial futures and options transactions, subject to applicable regulations by the Commodities Futures Trading Commission. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of long-term municipal obligations or relate to debt securities the prices of which are anticipated by the investment manager to correlate with the prices of the municipal obligations owned or to be purchased by the Fund.
The Fund may enter into interest rate futures contracts in order to protect against the adverse effect of changing interest rates on its portfolio securities or those to be purchased by the Fund. The Fund may purchase and sell call and put options on interest rate futures contracts that are traded on a United States exchange or board of trade. The Fund may utilize municipal bond index futures to protect against changes in the market value of the municipal obligations in its portfolio or that it intends to acquire. The Fund may purchase and sell put and call options on municipal bond indexes and municipal bond index futures and enter into closing transactions with respect to those options.
The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act.
The Fund may not borrow money, except for temporary or emergency purposes, and then not in amounts that are greater than 15% of total assets (including the amount borrowed). The Fund may not buy more securities if the Fund has borrowed money in amounts greater than 5% of net assets.
The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the Fund, as the buyer, at a mutually agreed upon time and price. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest.
The Fund may enter into repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. The Investment Manager will monitor the value of the securities underlying the repurchase agreement at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always equals or exceeds the repurchase price. The Fund requires that additional securities be deposited if the value of the securities purchased decreases below their resale price and does not bear the risk of a decline in the value of the underlying security unless the seller defaults under the repurchase obligation. In the event of default by the seller under the repurchase agreement, the Fund could experience losses and experience delays in connection with the disposition of the underlying security. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. Repurchase agreements with maturities of more than seven days will be treated as illiquid securities by the Fund.
As noted above, the Fund may depart from its principal investment strategy in response to adverse economic, market or political conditions by taking temporary defensive positions in any non-corporate issuer, including high-quality, short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment objective.
The Fund may invest up to 15% of its total net assets in illiquid securities, which are securities that cannot be sold within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. See “The Fund’s Investments” for additional information on the types of securities in which the Fund may invest.
In selecting investments for the Fund, Western Asset employs fundamental research and due diligence to an issuer’s: growth potential, stock price, potential appreciation and valuation; credit quality, taking into account financial condition and profitability; future capital needs; potential for change in bond rating and industry outlook; and competitive environment and management ability.
High Yield, Lower Quality Securities
The Fund may invest 100% of the Fund’s total net assets in municipal obligations that are high yield, lower quality securities. High yield, lower quality securities are securities that are rated by a recognized rating organization below its top four long-term rating categories or unrated securities determined by the Investment Manager to be of equivalent quality. Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund’s shares.
Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A description of the ratings used by Moody’s, S&P and Fitch, Inc. is set forth in Appendix A. The ratings of Moody’s and S&P generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related in part to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.
The secondary markets for high yield securities are not as liquid as the secondary markets for higher-rated securities. The secondary markets for high yield securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, may adversely affect the Fund’s net asset value per share and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund’s portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets may also affect the ability of the Fund to sell securities at their fair value. If the secondary markets for high yield securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid and the proportion of the Fund’s assets invested in illiquid securities may significantly increase.
Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.
U.S. Government Securities
Securities issued or guaranteed by U.S. government agencies and instrumentalities include obligations that are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“Ginnie Maes”)); (b) the limited authority of the issuer or guarantor to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks); or (c) only the credit of the issuer or guarantor (e.g., obligations of the Federal Home Loan Mortgage Corporation (“Freddie Macs”)). In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.
Agencies and instrumentalities that issue or guarantee debt securities and that have been established or sponsored by the U.S. government include, in addition to those identified above, the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.
Investment Objective Policies
The Fund’s investment objective is a fundamental investment policy, as discussed below in “— Fundamental Investment Policies.” Upon the Investment Manager’s recommendation, for temporary defensive purposes and in order to keep the Fund’s cash fully invested, including during the period in which the net proceeds of this offering are being invested, the Fund may deviate from its investment objective and policies and invest some or all of its total net assets in investments of non-corporate issuers, including high-quality, short-term debt securities or cash. The Fund may not achieve its investment objective when it does so.
The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to stockholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.
Fundamental Investment Policies
The Fund has adopted certain fundamental investment policies designed to limit investment risk. These fundamental investment policies may not be changed without the approval of the holders of a majority of the outstanding Common Stock voting as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares outstanding are present or represented by proxy, or (ii) more than 50% of the shares outstanding, whichever of (i) or (ii) is less. See “Investment Objective” and “Investment Policies and Techniques” in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund.

Risk Factors [Table Text Block]
RISKS
The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Stock is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Stock may be worth less than your original investment. We are primarily a long-term investment vehicle and should not be used for short-term trading.
Below Investment Grade (High-Yield or Junk Bond) Securities Risk
The Fund may invest up to 100% of its assets in municipal obligations of below investment grade quality. Debt securities rated below investment grade are commonly referred to as “high-yield” securities or “junk bonds” and are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Debt securities rated C or lower by Moody’s, CCC or lower by S&P or CC or lower by Fitch or comparably rated by another NRSRO or, if unrated, determined by Western Asset to be of comparable quality are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal. Ratings may not accurately reflect the actual credit risk associated with a corporate security.
Debt securities rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading.
Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Fund’s Common Stock. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. Western Asset’s judgment about the credit quality of an issuer and the relative value of its securities may prove to be wrong. Investments in below investment grade securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto, and the U.S. federal income tax consequences to the Fund as a holder of such distressed securities may not be clear.
Municipal Securities Risk
Liquidity in the municipal securities market may vary from time to time. At times of decreased liquidity, the ability of the Fund to buy and sell municipal securities may, with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of municipal securities may not be as extensive as information about corporations whose securities are publicly traded, and the Fund’s performance may therefore be more dependent on the sub-adviser’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings.
Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of U.S. federal programs providing financial support. Also, if the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Where municipal securities are issued to finance particular projects, such as those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market.
The Fund may invest in revenue bonds. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.
Obligations of issuers of municipal securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain municipal securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem municipal securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in municipal securities providing as high a level of investment return as the securities redeemed.
Tax-Exempt Securities Risk
In general, the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Consequently, the ability of the Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of tax-exempt securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain tax-exempt securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem tax-exempt securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in tax-exempt securities providing as high a level of investment return as the securities redeemed.
Inverse Floating Rate Securities and TOBs Risk
Subject to certain limitations, the Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor for the purpose of holding municipal bonds purchased from the Fund or from another third party. An investment in an inverse floating rate security may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the underlying security or index inversely affect the residual interest paid on the inverse floating rate security, the value of an inverse floating rate security is generally more volatile than that of a fixed-rate bond.
Inverse floating rate securities have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floating rate securities have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.
During times of reduced market liquidity, such as at the present, the Fund may not be able to sell municipal securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of municipal securities by market participants, such as the Fund, that are seeking liquidity can further reduce municipal security prices in an illiquid market. The Fund may seek to make sales of large blocks of municipal securities as part of its investment strategy or it may be required to raise cash to re-collateralize, unwind or “collapse” tender option bond trusts that issued inverse floating rate securities to the Fund or to make payments to such trusts to enable them to pay for tenders of the short-term securities they have issued if the remarketing agents for those municipal securities are unable to sell the short-term securities in the marketplace to other buyers (typically tax-exempt money market funds). The Fund’s potential exposure to losses related to or on inverse floating rate securities may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.
Although volatile, inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
Investment in inverse floating rate securities may amplify the effects of the Fund’s use of leverage. Any economic effect of leverage through the Fund’s purchase of inverse floating rate securities will create an opportunity for increased Common Stock net income and returns, but may also result in losses if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund.
TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on Inverse Floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse Floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity. Investments in Inverse Floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.
Insurance Risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline, and the insurance may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the Common Stock represented by such insured obligation.
Risks Related to Zero-coupon Municipal Bonds
A zero-coupon municipal bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero-coupon municipal bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero-coupon municipal bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. Zero-coupon municipal bonds with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount for U.S. federal income tax purposes. Generally, the discount is treated as interest income that is taken into account over the term of the bond in determining the distributions the Fund must make to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies (and for taxable bonds, is included in income), even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the bond. The Fund may thus be required to pay out as an income distribution each year an amount which is greater than the total amount of cash the Fund actually received, and may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero-coupon municipal bonds.
Special Risks Related to Certain Municipal Securities
The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate governmental body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), IDBs, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. The value of municipal securities can be affected by the political, economic, legal, and legislative landscape of the particular issuer’s locality, municipal sector events or actual or perceived changes in economic, social, or public health conditions. In addition, a significant change in federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.
Credit Crisis Liquidity and Volatility Risk
The markets for credit instruments, including fixed income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed income securities. These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Stock.
Government Intervention in Financial Markets Risk
U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
Interest Rate Risk
The market value of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations is generally greater for securities with longer maturities. The Subadviser’s judgment about interest rate trends may prove to be incorrect.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
In a rising interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interests rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on our investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay our obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy such proceeds, including on terms that may not be as favorable as our existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect our performance.
Prepayment Risk
Prepayments may cause losses on securities purchased at a premium. At times, some of the securities in which the Fund may invest may have higher than market interest rates and therefore may be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, may cause the Fund to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
Derivatives Risk
The Fund may utilize a variety of derivative instruments for investment or risk management purposes, such as options, futures contracts, swap agreements and credit default swaps. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to stockholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f-4 may limit the Fund’s ability to use derivatives as part of its investment strategy.
Counterparty Risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Risk
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Liquidity Risk
The Fund may invest all or a portion of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid securities and may be subject to wide fluctuations in market value. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Subadviser believes it is desirable to do so.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Risks of Futures and Options on Futures
The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.
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Successful use of hedging transactions depends upon the Subadviser’s ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

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There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

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Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

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There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

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There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

Market Price Discount from Net Asset Value Risk
Shares of closed-end investment companies frequently trade at a discount to their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of the Fund’s investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any offering under this Prospectus. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Stock depends upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock. Because the market price of the Common Stock is affected by factors such as net asset value, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Stock, stability of distributions, trading volume of the Common Stock, general market and economic conditions, and other factors beyond our control, the Fund cannot predict whether the Common Stock will trade at, below or above net asset value or at, below or above the offering price. The Fund is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.
Tax Risks
Status as Regulated Investment Company. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net realized capital gains) would be subject to tax at regular corporate rates without any deduction for distributions to stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Stock and the amount of Fund distributions.
Alternative Minimum Tax and Taxable Income Risk. The Fund will qualify to pay “exempt-interest dividends,” which are exempt from regular U.S. federal income tax, for any taxable year only if at least 50% of the value of its assets, as of the close of each quarter of the taxable year, consists of state or local obligations described in Section 103(a) of the Code. Assuming that the Fund qualifies to pay exempt-interest dividends, it is anticipated that certain of the Fund’s distributions will nevertheless constitute taxable income. Moreover, a portion of the Fund’s exempt-interest dividends may be subject to federal alternative minimum tax, and all or a portion of such dividends may be subject to state and local taxation.
A portion of the Fund’s distributions may be taxable to Common Stockholders. In particular, the Fund may use a variety of derivative instruments and may sell certain fixed-income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes. To the extent that the Fund utilizes these strategies the Fund could generate taxable income and gains. Distributions of any capital gain or other taxable income (including gains realized by the Fund on the sale of municipal securities) will be taxable to Common Stockholders. The Fund may not be a suitable investment for investors subject to the federal alternative minimum tax or who would become subject to such tax by investing in the Fund. The suitability of an investment in Common Stock will depend upon a comparison of the after tax yield likely to be provided from the Fund with that from comparable tax-exempt investments not subject to the alternative minimum tax, and from comparable fully taxable investments, in light of each such investor’s tax position. Special considerations apply to corporate investors.
Certain provisions of the Code relating to the issuance of municipal obligations impose restrictions on the volume of municipal obligations qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Legislative proposals that may further restrict or eliminate the federal income tax exemption for interest on municipal obligations may be introduced in the future. The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities normally is not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Anti-Takeover Provisions Risk
The Fund’s Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by changing the composition of the Board. The Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the MCSAA. There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term stockholders, such as liquidating debt investments prior to maturity, triggering taxable events for stockholders and decreasing the size of the Fund. See “Certain Provisions in the Charter and Bylaws” and “Certain Provisions in the Charter and Bylaws—Maryland Control Share Acquisition Act.” Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Directors considered its fiduciary obligations to the Fund. In particular, the Board of Directors considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of stockholders that invested in the Fund due to its investment objective to seek high current income exempt from federal income taxes. In order to seek to allow the Fund to achieve its investment objective for those long-term stockholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain Funds that opted into the MCSAA violated Section 18(i) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund organized in Maryland can opt in to the MCSAA.
Temporary Defensive Strategies Risk
When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.
When-Issued and Delayed Delivery Transactions Risk
The Fund may use when-issued and delayed delivery transactions to purchase securities. The value of securities purchased in these transactions may decrease before they are delivered to the Fund. Also, the yield on securities purchased in these transactions may be higher in the market when the delivery takes place.
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its stockholders could be negatively impacted as a result.
Cybersecurity Risk
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or proprietary information, cause the Fund, the Fund’s Investment Manager and Subadviser and/or their service providers to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund, Investment Manager and Subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or Investment Manager. Cybersecurity incidents may result in financial losses to the Fund and its stockholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the range of high and low closing sale prices of our Common Stock, each as reported on the NYSE, the net asset value per share of Common Stock and the premium or discount to net asset value per share at which our shares were trading. Net asset value is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our net asset value.

		Price Range
	NAV(1)	High	Low	Premium/ (Discount) of High Sales Price to NAV	Premium/ (Discount) of Low Sales Price to NAV
Fiscal Year Ending October 31, 2025
Second Quarter	$6.92	$7.82	$6.95	13.01%	0.43%
First Quarter	$7.15	$7.24	$6.75	1.26%	(5.59)%
Fiscal Year Ending October 31, 2024
Fourth Quarter	$7.23	$7.32	$6.94	1.24%	(4.01)%
Third Quarter	$7.30	$7.04	$6.54	(3.56)%	(10.41)%
Second Quarter	$7.20	$6.92	$6.53	(3.89)%	(9.31)%
First Quarter	$7.36	$6.58	$6.06	(10.60)%	(17.66)%
Fiscal Year Ending October 31, 2023
Fourth Quarter	$6.75	$6.53	$5.94	(3.26)%	(12.00)%
Third Quarter	$7.21	$6.65	$6.28	(7.77)%	(12.90)%
Second Quarter	$7.19	$6.84	$6.34	(4.87)%	(11.82)%
First Quarter	$7.28	$6.79	$6.20	(6.73)%	(14.84)%
Source of market prices: NYSE
(1)
Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”

On June 25, 2025, the last reported sale price of our Common Stock on the NYSE was $6.87, which represented a premium of approximately 0.44% to the net asset value per share reported by us on that date.
As of June 25, 2025, we had approximately 21,689,855 shares of Common Stock outstanding and we had net assets applicable to Common Stockholders of approximately $148,401,007.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Stock is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Stock may be worth less than your original investment. We are primarily a long-term investment vehicle and should not be used for short-term trading.

Below Investment Grade High Yield or Junk Bond Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High-Yield or Junk Bond) Securities Risk
The Fund may invest up to 100% of its assets in municipal obligations of below investment grade quality. Debt securities rated below investment grade are commonly referred to as “high-yield” securities or “junk bonds” and are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Debt securities rated C or lower by Moody’s, CCC or lower by S&P or CC or lower by Fitch or comparably rated by another NRSRO or, if unrated, determined by Western Asset to be of comparable quality are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal. Ratings may not accurately reflect the actual credit risk associated with a corporate security.
Debt securities rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading.
Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Fund’s Common Stock. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. Western Asset’s judgment about the credit quality of an issuer and the relative value of its securities may prove to be wrong. Investments in below investment grade securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto, and the U.S. federal income tax consequences to the Fund as a holder of such distressed securities may not be clear.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risk
Liquidity in the municipal securities market may vary from time to time. At times of decreased liquidity, the ability of the Fund to buy and sell municipal securities may, with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of municipal securities may not be as extensive as information about corporations whose securities are publicly traded, and the Fund’s performance may therefore be more dependent on the sub-adviser’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings.
Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of U.S. federal programs providing financial support. Also, if the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Where municipal securities are issued to finance particular projects, such as those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market.
The Fund may invest in revenue bonds. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected.
Obligations of issuers of municipal securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain municipal securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem municipal securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in municipal securities providing as high a level of investment return as the securities redeemed.

Tax Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax-Exempt Securities Risk
In general, the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Consequently, the ability of the Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of tax-exempt securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain tax-exempt securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem tax-exempt securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in tax-exempt securities providing as high a level of investment return as the securities redeemed.

Inverse Floating Rate Securities and TOBs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floating Rate Securities and TOBs Risk
Subject to certain limitations, the Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor for the purpose of holding municipal bonds purchased from the Fund or from another third party. An investment in an inverse floating rate security may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the underlying security or index inversely affect the residual interest paid on the inverse floating rate security, the value of an inverse floating rate security is generally more volatile than that of a fixed-rate bond.
Inverse floating rate securities have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floating rate securities have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.
During times of reduced market liquidity, such as at the present, the Fund may not be able to sell municipal securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of municipal securities by market participants, such as the Fund, that are seeking liquidity can further reduce municipal security prices in an illiquid market. The Fund may seek to make sales of large blocks of municipal securities as part of its investment strategy or it may be required to raise cash to re-collateralize, unwind or “collapse” tender option bond trusts that issued inverse floating rate securities to the Fund or to make payments to such trusts to enable them to pay for tenders of the short-term securities they have issued if the remarketing agents for those municipal securities are unable to sell the short-term securities in the marketplace to other buyers (typically tax-exempt money market funds). The Fund’s potential exposure to losses related to or on inverse floating rate securities may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.
Although volatile, inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
Investment in inverse floating rate securities may amplify the effects of the Fund’s use of leverage. Any economic effect of leverage through the Fund’s purchase of inverse floating rate securities will create an opportunity for increased Common Stock net income and returns, but may also result in losses if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund.
TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on Inverse Floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse Floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity. Investments in Inverse Floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline, and the insurance may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the net asset value of the Common Stock represented by such insured obligation.

Risks Related to Zero coupon Municipal Bonds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Zero-coupon Municipal Bonds
A zero-coupon municipal bond is a security that makes no fixed interest payments but instead is sold at a discount from its face value. The bond is redeemed at its face value on the specified maturity date. Zero-coupon municipal bonds may be issued as such, or they may be created by a broker who strips the coupons from a bond and separately sells the rights to receive principal and interest. The prices of zero-coupon municipal bonds tend to fluctuate more in response to changes in market interest rates than do the prices of interest-paying debt securities with similar maturities. Zero-coupon municipal bonds with a fixed maturity date of more than one year from the date of issuance will be treated as debt obligations that are issued originally at a discount for U.S. federal income tax purposes. Generally, the discount is treated as interest income that is taken into account over the term of the bond in determining the distributions the Fund must make to qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies (and for taxable bonds, is included in income), even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the bond. The Fund may thus be required to pay out as an income distribution each year an amount which is greater than the total amount of cash the Fund actually received, and may have to dispose of other securities, including at times when it may be disadvantageous to do so, to generate the cash necessary for the distribution of income attributable to its zero-coupon municipal bonds.

Special Risks Related to Certain Municipal Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks Related to Certain Municipal Securities
The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate governmental body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), IDBs, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. The value of municipal securities can be affected by the political, economic, legal, and legislative landscape of the particular issuer’s locality, municipal sector events or actual or perceived changes in economic, social, or public health conditions. In addition, a significant change in federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Credit Crisis Liquidity and Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Crisis Liquidity and Volatility Risk
The markets for credit instruments, including fixed income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed income securities. These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Stock.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in Financial Markets Risk
U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. Western Asset will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The market value of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations is generally greater for securities with longer maturities. The Subadviser’s judgment about interest rate trends may prove to be incorrect.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.
In a rising interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interests rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on our investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay our obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy such proceeds, including on terms that may not be as favorable as our existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect our performance.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Prepayments may cause losses on securities purchased at a premium. At times, some of the securities in which the Fund may invest may have higher than market interest rates and therefore may be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, may cause the Fund to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Derivatives Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may utilize a variety of derivative instruments for investment or risk management purposes, such as options, futures contracts, swap agreements and credit default swaps. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to stockholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act which, among other things, governs the use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value at risk (VaR) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Compliance with Rule 18f-4 by the Fund could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule 18f-4 may limit the Fund’s ability to use derivatives as part of its investment strategy.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Stock and distributions on the Common Stock can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to stockholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund may invest all or a portion of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid securities and may be subject to wide fluctuations in market value. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Subadviser believes it is desirable to do so.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Futures and Options on Futures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Futures and Options on Futures
The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.
•
Successful use of hedging transactions depends upon the Subadviser’s ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

•
There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

•
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

•
There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

•
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

Market Price Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value Risk
Shares of closed-end investment companies frequently trade at a discount to their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of the Fund’s investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any offering under this Prospectus. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Stock depends upon whether the market price of the Common Stock at the time of sale is above or below the investor’s purchase price for the Common Stock. Because the market price of the Common Stock is affected by factors such as net asset value, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Stock, stability of distributions, trading volume of the Common Stock, general market and economic conditions, and other factors beyond our control, the Fund cannot predict whether the Common Stock will trade at, below or above net asset value or at, below or above the offering price. The Fund is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
Status as Regulated Investment Company. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net realized capital gains) would be subject to tax at regular corporate rates without any deduction for distributions to stockholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Stock and the amount of Fund distributions.
Alternative Minimum Tax and Taxable Income Risk. The Fund will qualify to pay “exempt-interest dividends,” which are exempt from regular U.S. federal income tax, for any taxable year only if at least 50% of the value of its assets, as of the close of each quarter of the taxable year, consists of state or local obligations described in Section 103(a) of the Code. Assuming that the Fund qualifies to pay exempt-interest dividends, it is anticipated that certain of the Fund’s distributions will nevertheless constitute taxable income. Moreover, a portion of the Fund’s exempt-interest dividends may be subject to federal alternative minimum tax, and all or a portion of such dividends may be subject to state and local taxation.
A portion of the Fund’s distributions may be taxable to Common Stockholders. In particular, the Fund may use a variety of derivative instruments and may sell certain fixed-income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes. To the extent that the Fund utilizes these strategies the Fund could generate taxable income and gains. Distributions of any capital gain or other taxable income (including gains realized by the Fund on the sale of municipal securities) will be taxable to Common Stockholders. The Fund may not be a suitable investment for investors subject to the federal alternative minimum tax or who would become subject to such tax by investing in the Fund. The suitability of an investment in Common Stock will depend upon a comparison of the after tax yield likely to be provided from the Fund with that from comparable tax-exempt investments not subject to the alternative minimum tax, and from comparable fully taxable investments, in light of each such investor’s tax position. Special considerations apply to corporate investors.
Certain provisions of the Code relating to the issuance of municipal obligations impose restrictions on the volume of municipal obligations qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Legislative proposals that may further restrict or eliminate the federal income tax exemption for interest on municipal obligations may be introduced in the future. The value of the Fund’s investments and its net asset value may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities normally is not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Fund’s Charter and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including by changing the composition of the Board. The Bylaws also contain a provision providing that the Board of Directors has adopted a resolution to opt in the Fund to the provisions of the MCSAA. There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term stockholders, such as liquidating debt investments prior to maturity, triggering taxable events for stockholders and decreasing the size of the Fund. See “Certain Provisions in the Charter and Bylaws” and “Certain Provisions in the Charter and Bylaws—Maryland Control Share Acquisition Act.” Such provisions may limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund.
In determining to opt in to the MCSAA, the Board of Directors considered its fiduciary obligations to the Fund. In particular, the Board of Directors considered whether the interests of a short-term professional investor seeking to arbitrage the Fund’s market price would be consistent with the interests of stockholders that invested in the Fund due to its investment objective to seek high current income exempt from federal income taxes. In order to seek to allow the Fund to achieve its investment objective for those long-term stockholders, the Board of Directors determined that it would be in the best interests of the Fund to opt in to the MCSAA. In making this decision, the Board of Directors considered a decision in the U.S. District Court for the District of Maryland, which had the effect of allowing a closed-end fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain Funds that opted into the MCSAA violated Section 18(i) of the 1940 Act. The decision has been affirmed by the U.S. Court of Appeals for the Second Circuit. These decisions are incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund organized in Maryland can opt in to the MCSAA.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Strategies Risk
When Western Asset anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that Western Asset considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.

When Issued and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed Delivery Transactions Risk
The Fund may use when-issued and delayed delivery transactions to purchase securities. The value of securities purchased in these transactions may decrease before they are delivered to the Fund. Also, the yield on securities purchased in these transactions may be higher in the market when the delivery takes place.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its stockholders could be negatively impacted as a result.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or proprietary information, cause the Fund, the Fund’s Investment Manager and Subadviser and/or their service providers to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund, Investment Manager and Subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or Investment Manager. Cybersecurity incidents may result in financial losses to the Fund and its stockholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Contact Personnel Name		Jane Trust
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage ofNet AssetsAttributable toCommonStock
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 6.95	$ 6.75	$ 6.94	$ 6.54	$ 6.53	$ 6.06	$ 5.94	$ 6.28	$ 6.34	$ 6.20
Highest Price or Bid				$ 7.82	$ 7.24	$ 7.32	$ 7.04	$ 6.92	$ 6.58	$ 6.53	$ 6.65	$ 6.84	$ 6.79
Highest Price or Bid, Premium (Discount) to NAV [Percent]				13.01%	1.26%	1.24%	(3.56%)	(3.89%)	(10.60%)	(3.26%)	(7.77%)	(4.87%)	(6.73%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				0.43%	(5.59%)	(4.01%)	(10.41%)	(9.31%)	(17.66%)	(12.00%)	(12.90%)	(11.82%)	(14.84%)
Share Price			$ 6.87
NAV Per Share	[8]			$ 6.92	$ 7.15	$ 7.23	$ 7.30	$ 7.20	$ 7.36	$ 6.75	$ 7.21	$ 7.19	$ 7.28
Latest Premium (Discount) to NAV [Percent]			0.44%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Held [Shares]			21,689,855

[1]	The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.
[2]	Common Stockholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Stock held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to stockholders for participating in the Fund’s dividend reinvestment plan. However, stockholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The Investment Manager receives an annual fee, payable monthly, in an amount equal to 0.55% of the Fund’s average daily net assets.
[5]	The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) into a special purpose entity, referred to as a TOB Trust. The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB Trust, are recognized as an interest expense of the Fund’s. For the year ended October 31, 2024, the average daily amount of Floaters outstanding was $2,988,005 and weighted average interest rate was 3.92%.
[6]	Expenses based on amounts incurred in the fiscal year ended October 31, 2024.
[7]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[8]	Net asset value per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. Net asset value per share is calculated as described in “Net Asset Value.”